Other Finance Expense - Reconciliation of Total Interest Cost to Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Interest cost capitalized	$ 0	$ 0	$ 0
Interest expense	20,867	17,451	15,271
Total interest cost	$ 20,867	$ 17,451	$ 15,271